Note 37 - Personnel Benefits (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Personnel Benefits Abstract
Salaries	$ (6,224,799,000)	$ (6,730,474,000)
Social Security Charges Expense	(1,838,875,000)	(1,942,070,000)
Personnel Compensation and Rewards	(876,749,000)	(759,730,000)
Personnel Services	(228,629,000)	(260,821,000)
Other Short Term Personnel Benefits	(1,635,207,000)	(1,458,747,000)
Termination Benefits	(15,907,000)	(9,464,000)
Fees to Bank Directors and Supervisory Committee	(20,004,000)	(16,022,000)
Other Long Term Benefits	(47,521,000)	(44,532,000)
Total Personnel Benefits	$ (10,887,691,000)	$ (11,221,860,000)